Financial Instruments (Details) - USD ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Cash	[1]	$ 3,753	$ 6,103	$ 12,379
Restricted deposits		368	453
Trade receivables		1,313	94
Other receivables		215	238
Financial assets		5,649	6,888
Financial liabilities at amortized cost		4,731	3,330
Total net financial assets (liabilities)		918	3,558
NIS [Member]]
Statement Line Items [Line Items]
Cash		583	237
Restricted deposits		347	433
Trade receivables
Other receivables		10	238
Financial assets		940	908
Financial liabilities at amortized cost		2,850	2,001
Total net financial assets (liabilities)		(1,910)	(1,093)
Linked to the US dollar [Member]
Statement Line Items [Line Items]
Cash		3,169	5,865
Restricted deposits		21	20
Trade receivables		1,079	21
Other receivables		205
Financial assets		4,474	5,906
Financial liabilities at amortized cost		1,880	1,329
Total net financial assets (liabilities)		2,594	4,577
Linked to the EURO and Other [Member]
Statement Line Items [Line Items]
Cash		1	1
Restricted deposits
Trade receivables		234	73
Other receivables
Financial assets		235	74
Financial liabilities at amortized cost		1
Total net financial assets (liabilities)		$ 234	$ 74

[1]	Presented according to the change in the Company's functional and presentation currency from NIS to U.S. dollars, effective January 1, 2018. See note 1.E.